Information By Segment And Main Country	12 Months Ended
Dec. 31, 2011
Information By Segment And Main Country [Abstract]
Information By Segment And Main Country

4 Information by segment and main country

NXP is organized into three reportable segments in compliance with ASC 280 "Segment Reporting".

NXP has two market-oriented business segments, High Performance Mixed Signal ("HPMS") and Standard Products ("SP,") and one other reportable segment, Manufacturing Operations. Items under Corporate and Other in this annual report represent the remaining portion of our former Corporate and Other segment to reconcile to the consolidated financial statements along with the Divested Home activities, which were divested in 2010.

Our HPMS business segment delivers High Performance Mixed Signal solutions to our customers to satisfy their system and sub-systems needs across eight application areas: automotive, identification, mobile, consumer, computing, wireless infrastructure, lighting and industrial.

Our SP business segment offers standard products for use across many application markets, as well as application-specific standard products predominantly used in application areas such as mobile handsets, computing, consumer and automotive.

Our manufacturing operations are conducted through a combination of wholly owned manufacturing facilities, manufacturing facilities operated jointly with other semiconductor companies and third-party foundries and assembly and test subcontractors, which together form our Manufacturing Operations segment. While the main function of our Manufacturing Operations segment is to supply products to our HPMS and SP segments, revenue and costs in this segment are to a large extent derived from revenue of wafer foundry and packaging services to our divested businesses in order to support their separation and, on a limited basis, their ongoing operations. As these divested businesses develop or acquire their own foundry and packaging capabilities, our revenue from these sources declines.

Corporate and Other includes unallocated research expenses not related to any specific business segment, corporate restructuring charges and other expenses, as well as operations not included in our two business segments, such as manufacturing, marketing and selling of can tuners through our joint venture NuTune Singapore Pte. Ltd. ("NuTune"), which was sold on December 14, 2010 and software solutions for mobile phones "NXP Software" business. Revenue recorded in Corporate and Other is primarily generated from the NXP Software business.

On February 8, 2010, our wholly-owned subsidiary, NXP B.V., divested a major portion of our former Home segment to Trident Microsystems, Inc. ("Trident"). For the periods up to divestment on February 8, 2010, the results of the divested operations are presented in our consolidated accounts separately under "Divested Home Activities". The continuing business of the former Home segment not divested has been regrouped into High Performance Mixed Signal and Corporate and Other. All previous periods have been restated accordingly.

Detailed information by segment for the years 2011, 2010 and 2009 is presented in the following tables.

Segments	Revenue	Research and development expenses	Operating income (loss)	Operating income (loss) as a % of revenue	Results relating to equity-accounted investees
2011
HPMS	2,906	554	339	11.7	—
SP	925	37	141	15.2	—
Manufacturing Operations (1)	316	—	(60)	(19.0)	—
Corporate and Other (2)	47	44	(63)	N.M.	(77)

	4,194	635	357	8.5	(77)
2010
HPMS	2,846	454	387	13.6	—
SP	848	32	91	10.7	—
Manufacturing Operations (1)	525	18	(57)	(10.9)	—
Corporate and Other (2)	136	48	(117)	N.M.	(86)
Divested Home activities	47	16	(31)	(66.0)	—

	4,402	568	273	6.2	(86)
2009
HPMS	2,011	413	(187)	(9.3)	(2)
SP	567	35	(120)	(21.2)	—
Manufacturing Operations (1)	324	12	(175)	(54.0)	—
Corporate and Other (2)	165	65	(188)	N.M.	76
Divested Home activities	452	239	(261)	(57.7)	—

	3,519	764	(931)	(26.5)	74

(1)

For the year ended December 31, 2011 Manufacturing Operations supplied $1,127 million (2010: 1,235 million; 2009: $1,087 million) to other segments, which have been eliminated in the consolidated results.

(2)	Corporate and Other is not a segment under ASC "Segment Reporting".

N.M. Not meaningful

Certain assets of the Company have been used jointly or managed at Corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets by segment has been omitted. Instead, inventories per segments are included.

Segments	Inventories	Long-lived1) assets	Total liabilities excl. debt	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment(2)
2011
HPMS	340	2,390	258	14	13
SP	161	760	152	17	41
Manufacturing Operations	117	1,014	489	162	179
Corporate and Other (3)	—	301	557	28	57

	618	4,465	1,456	221	290
2010
HPMS	240	2,670	313	15	13
SP	136	828	127	15	35
Manufacturing Operations	137	1,055	748	209	220
Corporate and Other (3)	—	396	599	19	91
Divested Home activities	—	—	—	—	—

	513	4,949	1,787	258	359
Discontinued operations			80

			1,867
2009
HPMS	249	3,023	225	15	34
SP	91	973	121	18	49
Manufacturing Operations	181	1,156	920	49	321
Corporate and Other (3)	1	454	893	9	81
Divested Home activities	—	—	2	1	—

	522	5,606	2,161	92	485
Discontinued operations			94

			2,255

(1)	Long-lived assets include property, plant and equipment, goodwill and other intangible fixed assets.
(2)	Excluding additional write down of property classified as held for sale (2010: $30 million).
(3)	Corporate and Other is not a segment under ASC "Segment Reporting".

Goodwill assigned to segments	Cost at January 1, 2011	Acquisitions	Divestments	Translation differences and other changes	Cost at December 31, 2011
HPMS	1,778	—	—	7	1,785
SP	315	—	—	(10)	305
Manufacturing Operations	326	—	—	(10)	316
Corporate and Other (1)	110	—	—	(62)	48

	2,529	—	—	(75)	2,454

	Accumulated impairment at January 1, 2011	Divestments	Impairment	Translation differences and other changes	Accumulated impairment at December 31, 2011
HPMS	(142)	—	—	(33)	(175)
SP	—	—	—	—	—
Manufacturing Operations	—	—	—	—	—
Corporate and Other (1)	(88)	—	—	40	(48)

	(230)	—	—	7	(223)

(1)	Corporate and Other is not a segment under ASC "Segment Reporting".

Main countries	Total revenue	Property, plant and equipment*)	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment*)
2011
China	1,514	120	40	32
Netherlands	123	187	23	60
Taiwan	80	70	18	25
United States	329	9	2	3
Singapore	383	229	64	45
Germany	508	96	17	41
South Korea	216	—	—	—
Other countries	1,041	352	57	84

	4,194	1,063	221	290
2010
China	1,496	112	33	31
Netherlands	126	232	12	98
Taiwan	115	81	29	25
United States	337	34	4	6
Singapore	480	210	62	53
Germany	434	109	19	30
South Korea	202	—	—	—
Other countries	1,212	386	99	116

	4,402	1,164	258	359
2009
China	1,106	113	7	34
Netherlands	108	345	21	76
Taiwan	120	71	5	20
United States	261	41	1	90
Singapore	411	204	9	84
Germany	303	166	18	76
South Korea	182	—	—	—
Other countries	1,028	388	31	105

	3,519	1,328	92	485

*)	Information by country has been reclassified for all periods presented to reflect the removal of complexities associated with step-ups from acquisition accounting.